FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT [Text Block]
26. FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT

The Company’s financial instruments and related risk management objectives, policies, exposures and sensitivity related to financial risks are summarized below.

(a)    Fair value and categories of financial instruments

Financial instruments included in the consolidated statements of financial position are measured either at fair value or amortized cost. Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in an arm’s-length transaction between knowledgeable and willing parties.

The Company uses various valuation techniques in determining the fair value of financial assets and liabilities based on the extent to which the fair value is observable. The following fair value hierarchy is used to categorize and disclose the Company’s financial assets and liabilities held at fair value for which a valuation technique is used.

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2: All inputs which have a significant effect on the fair value are observable, either directly or indirectly, for substantially the full contractual term.
Level 3: Inputs which have a significant effect on the fair value are not based on observable market data.

There were no transfers between levels 1, 2 and 3 during the year ended December 31, 2022 and year ended December 31, 2021.

The table below summarizes the valuation methods used to determine the fair value of each financial instrument:

Financial Instruments Measured at Fair Value	Valuation Method
Marketable securities - common shares	Marketable securities and silver future derivatives are valued based on quoted market prices for identical assets in an active market (Level 1) as at the date of statements of financial position. Marketable securities - stock warrants are valued using the Black-Scholes model based on the observable market inputs (Level 2).
Marketable securities - stock warrants
Silver futures derivatives

Financial Instruments Measured at Amortized Cost	Valuation Method
Cash and cash equivalents	Approximated carrying value due to their short-term nature
Restricted cash
Trade and other receivables
Trade and other payables
Debt facilities	Approximated carrying value as discount rate on these
instruments approximate the Company's credit risk.

The following table presents the Company’s fair value hierarchy for financial assets and financial liabilities that are measured at fair value:

	December 31, 2022			December 31, 2021
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Marketable securities (Note 14)	$34,528	$33,426	$1,102	$26,486	$22,531	$3,955

The Company’s objectives when managing capital are to maintain financial flexibility to continue as a going concern while optimizing growth and maximizing returns of investments from shareholders.

In addition to the table above, during the period ended December 31, 2022, an impairment reversal and impairment was recorded for the La Guitarra and La Parrilla mines, respectively, bringing the carrying value of the asset to its recoverable amount, being its FVLCD. The valuation technique used in the calculation of this fair value is categorized as Level 2 as it is based on the implied selling price within the purchase agreement(Note 15).

(b) Capital risk management

The Company monitors its capital structure and, based on changes in operations and economic conditions, may adjust the structure by repurchasing shares, issuing new shares, issuing new debt or retiring existing debt. The Company prepares annual budget and quarterly forecasts to facilitate the management of its capital requirements. The annual budget is approved by the Company’s Board of Directors.

The capital of the Company consists of equity (comprising of issued capital, equity reserves and retained earnings or accumulated deficit), debt facilities, lease liabilities, net of cash and cash equivalents as follows:
	December 31, 2022	December 31, 2021
Equity	$1,411,298	$1,410,971
Debt facilities	210,362	181,233
Lease liabilities	37,583	39,861
Less: cash and cash equivalents	(151,438)	(237,926)
	$1,507,805	$1,394,139

The Company’s investment policy is to invest its cash in highly liquid short-term investments with maturities of 90 days or less, selected with regards to the expected timing of expenditures from operations. The Company expects that its available capital resources will be sufficient to carry out its development plans and operations for at least the next 12 months.

The Company is not subject to any externally imposed capital requirements with the exception of complying with covenants under the debt facilities (Note 21(b)) and lease liabilities (Note 22(b)). As at December 31, 2022 and December 31, 2021, the Company was in compliance with these covenants.

(c) Financial risk management

The Company thoroughly examines the various financial instruments and risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, commodity price risk, and interest rate risk. Where material, these risks are reviewed and monitored by the Board of Directors.

Credit Risk
Credit risk is the risk of financial loss if a customer or counterparty fails to meet its contractual obligations. The Company’s credit risk relates primarily to chartered banks, trade receivables in the ordinary course of business, value added taxes receivable and other receivables.

As at December 31, 2022, VAT receivable was $44.9 million (December 31, 2021 - $47.1 million), of which $21.6 million (December 31, 2021 - $22.2 million) relates to Minera La Encantada S.A. de C.V. ("MLE") and $17.7 million (December 31, 2021 - $22.0 million) relates to PEM.

The Company sells and receives payment upon delivery of its silver doré and by-products primarily through three international customers. All of the Company's customers have good ratings and payments of receivables are scheduled, routine and fully received within 60 days of submission; therefore, the balance of trade receivables owed to the Company in the ordinary course of business is not significant.

The carrying amount of financial assets recorded in the consolidated financial statements represents the Company’s maximum exposure to credit risk. With the exception to the above, the Company believes it is not exposed to significant credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they arise. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities. Cash flow forecasting is performed regularly to ensure that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and our holdings of cash and cash equivalents.

The following table summarizes the maturities of the Company’s financial liabilities as at December 31, 2022 based on the undiscounted contractual cash flows:
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$115,120	$115,120	$115,120	$—	$—	$—
Debt facilities	210,362	254,838	1,847	22,955	230,036	—
Lease liabilities	37,583	41,896	13,966	21,337	5,668	925
Other liabilities	5,655	6,956	—	—	—	6,956
Commitments	1,355	1,355	1,355	—	—	—
	$370,075	$420,165	$132,288	$44,292	$235,704	$7,881

At December 31, 2022, the Company had working capital of $202.9 million (December 31, 2021 – $224.4 million). Total available liquidity at December 31, 2022 was $277.9 million (December 31, 2021 - $274.4 million), including $75.0 million of undrawn revolving credit facility (December 31, 2021 - $50.0 million).

The Company believes it has sufficient cash on hand, combined with cash flows from operations, to meet operating requirements as they arise for at least the next 12 months. If the Company needs additional liquidity to meet obligations, the Company may consider drawing on its debt facility, securing additional debt financing and/or equity financing.

Currency Risk

The Company is exposed to foreign exchange risk primarily relating to financial instruments that are denominated in Canadian dollars or Mexican pesos, which would impact the Company’s net earnings or loss. To manage foreign exchange risk, the Company may occasionally enter into short-term foreign currency derivatives, such as forwards and options, to hedge its cash flows.

The sensitivity of the Company’s net earnings or loss and comprehensive income or loss due to changes in the exchange rates of the Canadian dollar and the Mexican peso against the U.S. dollar is included in the table below:
	December 31, 2022
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$29,956	$—	$—	$3,365	($1,887)	$31,434	$3,143
Mexican peso	24,036	79,126	41,152	—	(55,629)	88,685	8,869
	$53,992	$79,126	$41,152	$3,365	($57,516)	$120,119	$12,012

The Company utilizes certain derivatives to manage its foreign exchange exposures to the Mexican Peso. During the year ended December 31, 2022, the Company did not have any gain or loss (2021 - $nil) on fair value adjustments to its foreign currency derivatives. As at December 31, 2022, the Company does not hold any foreign currency derivatives (2021 - $nil).

Commodity Price Risk

The Company is exposed to commodity price risk on silver and gold, which have a direct and immediate impact on the value of its related financial instruments and net earnings. The Company’s revenues are directly dependent on commodity prices that have shown volatility and are beyond the Company’s control. The Company does not use long-term derivative instruments to hedge its commodity price risk to silver or gold.

The following table summarizes the Company’s exposure to commodity price risk and their impact on net earnings:

		December 31, 2022
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in doré inventory	$2,630	$859	$3,489
	$2,630	$859	$3,489

Interest Rate Risk
The Company is exposed to interest rate risk on its short-term investments, debt facilities and lease liabilities. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk. The Company’s interest bearing financial assets comprise of cash and cash equivalents which bear interest at a mixture of variable and fixed rates for pre-set periods of time.

As at December 31, 2022, the Company’s exposure to interest rate risk on interest bearing liabilities is limited to its debt facilities and lease liabilities. Based on the Company’s interest rate exposure at December 31, 2022, a change of 100 basis points increase or decrease of market interest rate does not have a significant impact on net earnings or loss.